System Fund - Summary of System Fund Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
System fund [line items]
Depreciation and amortisation	$ 110	$ 116	$ 115
Impairment loss on financial assets	88	8	17
Other impairment charges	226	131
System Fund [member]
System fund [line items]
Marketing	109	461	427
Depreciation and amortisation	62	54	49
Impairment loss on financial assets	24	12	11
Other impairment charges	41
Costs are borne by the System Fund [member] | System Fund [member]
System fund [line items]
Payroll costs	$ 242	$ 313	$ 347